Defined Benefit Plans - Estimated Approximate Effects on the Defined Benefit Obligation (Detail) - Aegon United Kingdom [member] - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (19)	€ (55)
Decrease in actuarial assumptions	22	62
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(130)	(322)
Decrease in actuarial assumptions	164	433
Finance actuarial assumption on price inflation by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	55	202
Decrease in actuarial assumptions	€ (113)	€ (237)